Other accounts receivable and prepaid expenses (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Other accounts receivable and prepaid expenses.
Prepaid expenses		$ 73,529	$ 37,608	$ 41,132
Guarantee deposits		7,816	6,806	6,987
Others		10,746	3,651	1,520
Total	$ 4,430	$ 92,091	$ 48,065	$ 49,639